SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 843	$ 505
Less: accumulated depreciation	(509)	(398)
Property and equipment, net	334	107
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	436	384
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	134	75
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 273	$ 46